PYXIS FUNDS II

Supplement dated April 27, 2012 to

Pyxis Funds II Prospectus dated February 1, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Pyxis Small-Cap Equity Fund

Portfolio Management

Effective March 6, 2012, the section titled “Portfolio Management” in the summary section for Pyxis Small-Cap Equity Fund on page 41 of the Prospectus is amended and restated as follows:

Pyxis Capital, L.P. serves as the investment adviser to the Fund and Palisade Capital Management, L.L.C. (“Palisade”) and Champlain Investment Partners, LLC (“Champlain”) serve as sub-advisers to the Fund. The portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/Sub-Adviser
Marc Shapiro	Less than 1 year	Senior Portfolio Manager at Palisade
Scott T. Brayman	3 years	Managing Partner and Chief Investment Officer at Champlain

Portfolio Management Teams

Effective March 6, 2012, the sentence regarding Pyxis Small-Cap Equity Fund in the section titled “Management of the Funds – About the Funds’ Portfolio Managers – Portfolio Management Teams” on page 98 of the Prospectus is amended and restated as follows:

Pyxis Small-Cap Equity Fund is managed by Marc Shapiro and Scott T. Brayman, who are portfolio managers at Palisade and Champlain (the Fund’s sub-advisers), respectively. Additional information about each sub-adviser can be found under the section entitled — Investment Sub-Advisers — Pyxis Small-Cap Equity Fund earlier in this Prospectus.

Portfolio Manager Biographies

Effective March 6, 2012, the paragraph regarding Jeffrey Schwartz in the section titled “Management of the Funds – About the Funds’ Portfolio Managers – Portfolio Manager Biographies” on page 100 of the Prospectus is amended and restated as follows:

Marc Shapiro is Senior Portfolio Manager at Palisade and a member of its Investment Policy Committee. He joined Palisade in February 2004 and has served as a portfolio manager of Pyxis Small-Cap Equity Fund since March 2012. Prior to his promotion to Senior Portfolio Manager in March 2012, Mr. Shapiro was Associate Portfolio Manager and Senior Vice President of Research for the small cap core equity strategy since 2006, with lead research responsibility for a number of sectors, including Information Technology and Telecom Services.

Prior to joining Palisade in March 2004, Mr. Shapiro was a Senior Equity Analyst at Award Asset Management and a small cap analyst at Schroders.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

FOR FUTURE REFERENCE

PYXIS FUNDS II

Supplement dated April 27, 2012 to

Pyxis Funds II Statement of Additional Information dated February 1, 2012

This Supplement provides new and additional information beyond that contained in the

Statement of Additional Information and should be read in conjunction with the

Statement of Additional Information.

Pyxis Small-Cap Equity Fund

Portfolio Managers – Other Accounts Managed and Ownership of Securities

Effective March 6, 2012, the information in the table regarding Pyxis Small-Cap Equity Fund on page 50 of the Statement of Additional Information is amended and restated as follows:

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Small-Cap Equity Fund

Marc Shapiro* - Palisade	3 Accounts with $379.9 million in total assets managed[1]	6 Pooled Investment Vehicles with $633.6 million in total assets managed[1]	None	None

Scott Brayman - Champlain	5 Accounts with $2.05 billion in total assets managed.[1]	2 Pooled Investment Vehicles with $300.9 million in total assets managed.[1]	68 Other Accounts with $1.41 billion in total assets managed, of which the fee for 7 accounts with $235.8 million in total assets is based on the performance of the accounts.[1]	None

*	Information provided as of February 29, 2012.

1        Asset amounts include only the portion of each account’s total assets for which the identified portfolio manager is primarily responsible for the day-to-day management.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE

PYXIS FUNDS II

Supplement dated April 27, 2012 to

Pyxis Funds II Prospectus dated February 1, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Pyxis Energy & Materials Fund

Portfolio Management

Effective May 1, 2012, the section titled “Portfolio Management” in the summary section for Pyxis Energy & Materials Fund on page 15 of the Prospectus is amended and restated as follows:

Pyxis Capital, L.P. (the “Adviser”) serves as the investment adviser to the Fund and Highland Capital Management, L.P. serves as the sub-adviser to the Fund. The portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/Sub-Adviser
Matthew A. Lemme	April 2012	Portfolio Manager
Amit Walia	Since Inception	Portfolio Manager

Portfolio Management Teams

Effective May 1, 2012, the sentence regarding Pyxis Energy & Materials Fund in the section titled “Management of the Funds – About the Funds’ Portfolio Managers – Portfolio Management Teams” on page 98 of the Prospectus is amended and restated as follows:

Pyxis Energy & Materials Fund is managed by Matthew A. Lemme and Amit Walia.

Portfolio Manager Biographies

Effective May 1, 2012, the following paragraph is added after the fifteenth paragraph in the section titled “Management of the Funds – About the Funds’ Portfolio Managers – Portfolio Manager Biographies” on page 100 of the Prospectus:

Matthew A. Lemme is a Managing Director at HCM. He has served as a portfolio manager of Pyxis Energy and Materials Fund since April 2012. Mr. Lemme has a total of 14 years of experience in investments, mergers & acquisitions, and strategy consulting, including 12 years of experience in the Energy & Materials space. Prior to joining HCM, Mr. Lemme was an Associate Research Analyst at UBS Securities in New York, NY. Mr. Lemme’s primary focus was providing equity research coverage of companies and master limited partnerships in the natural gas and coal industries. His coverage spanned pipelines, utilities, exploration & production, and midstream companies. Prior to UBS, Mr. Lemme was a consultant at Deloitte Consulting in Irving, TX, where he provided mergers & acquisitions and strategic advisory services to electric utilities and independent power producers. Prior to Deloitte, Mr. Lemme was an investment banking analyst at CCF Charterhouse, a French investment bank now owned by HSBC. He received an MBA from the McCombs School of Business, University of Texas at Austin and a Bachelor of Science in Management from Villanova University. Mr. Lemme has earned the right to use the Chartered Financial Analyst designation.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

FOR FUTURE REFERENCE

PYXIS FUNDS II

Supplement dated April 27, 2012 to

Pyxis Funds II Statement of Additional Information dated February 1, 2012

This Supplement provides new and additional information beyond that contained in the

Statement of Additional Information and should be read in conjunction with the

Statement of Additional Information.

Pyxis Energy & Materials Fund

Portfolio Managers – Other Accounts Managed and Ownership of Securities

Effective May 1, 2012, the information in the table regarding Pyxis Energy & Materials Fund on page 50 of the Statement of Additional Information is amended and restated as follows:

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Energy & Materials

Matthew A. Lemme*	None	None	None	Over $100,000

Amit Walia	None	None	None	None

*	Information provided as of May 1, 2012.

1        Asset amounts include only the portion of each account’s total assets for which the identified portfolio manager is primarily responsible for the day-to-day management.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE

PYXIS FUNDS II

Supplement dated April 27, 2012 to

Pyxis Funds II Prospectus dated February 1, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Pyxis Total Return Fund

Portfolio Management

Effective April 1, 2012, the section titled “Portfolio Management” in the summary section for Pyxis Total Return Fund on page 69 of the Prospectus is amended and restated as follows:

Pyxis Capital, L.P. serves as the investment adviser to the Fund and GE Asset Management Incorporated serves as sub-adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Sub-Adviser
Greg Hartch	1 year	Senior Vice President
David Wiederecht	1 year	President and Chief Investment Officer — Investment Strategies

Portfolio Management Teams

Effective April 1, 2012, the paragraph regarding Pyxis Total Return Fund in the section titled “Management of the Funds – About the Funds’ Portfolio Managers – Portfolio Management Teams” on page 98 of the Prospectus is amended and restated as follows:

Pyxis Total Return Fund is managed by a team of portfolio managers that includes Greg Hartch and David Wiederecht. Mr. Hartch and Mr. Wiederecht are vested with oversight authority for determining asset allocations for the Fund. The sub-portfolios underlying the Fund are managed independently of each other, and the portfolio managers have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to the Fund’s objective. In addition to oversight authority for asset allocation, Mr. Hartch and Mr. Wiederecht may at times adjust the Fund’s investment exposure through the use of various investment techniques, such as investments in derivative instruments.

Portfolio Manager Biographies

Effective April 1, 2012, the paragraph regarding Paul M. Colonna in the section titled “Management of the Funds – About the Funds’ Portfolio Managers – Portfolio Manager Biographies” on page 99 of the Prospectus is amended and restated as follows:

Paul M. Colonna is the President and Chief Investment Officer — Fixed Income and a Director at GEAM. Since January 2005, he has led the teams of portfolio managers for Pyxis Fixed Income Fund and Pyxis Short-Term Government Fund. He has served on the portfolio management team for Pyxis Government Securities Fund since February 2000. Mr. Colonna became President — Fixed Income in March 2007. Prior to joining GEAM in February 2000, Mr. Colonna was a senior portfolio manager with the Federal Home Loan Mortgage Corporation, overseeing the Mortgage Investment Group.

Effective April 1, 2012, the paragraph regarding Ralph R. Layman in the section titled “Management of the Funds – About the Funds’ Portfolio Managers – Portfolio Manager Biographies” on page 100 of the Prospectus is amended and restated as follows:

Ralph R. Layman is the President and Chief Investment Officer — Public Equities and a Director at GEAM. He manages the overall equity investments for GEAM. Mr. Layman has led the team of portfolio managers for Pyxis International Equity Fund since the Fund’s commencement. Mr. Layman joined GEAM in 1991 as a Senior Vice President for International Investments and became an Executive Vice President in 1992 and President — International Equities in March 2007.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

FOR FUTURE REFERENCE

PYXIS FUNDS II

Supplement dated April 27, 2012 to

Pyxis Funds II Statement of Additional Information dated February 1, 2012

This Supplement provides new and additional information beyond that contained in the

Statement of Additional Information and should be read in conjunction with the

Statement of Additional Information.

Pyxis Total Return Fund

Portfolio Managers – Other Accounts Managed and Ownership of Securities

Effective April 1, 2012, the information in the table regarding Total Return Fund on page 52 of the Statement of Additional Information is amended and restated as follows:

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Total Return Fund

Greg Hartch*	None	None	None	None

David Wiederecht*	None	None	None	None

*	Information provided as of February 29, 2012.

1        Asset amounts include only the portion of each account’s total assets for which the identified portfolio manager is primarily responsible for the day-to-day management.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE

PYXIS FUNDS II

Supplement dated April 27, 2012 to

Pyxis Funds II Prospectus dated February 1, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Pyxis Alternative Income Fund

Pyxis Dividend Equity Fund

Dividends and Distributions

Effective immediately the information in the table regarding Pyxis Alternative Income Fund and Pyxis Dividend Equity Fund in the section titled “Dividends and Distributions” on page 120 of the Prospectus is amended and restated as follows:

Fund	Distribution Schedule
Pyxis Alternative Income Fund	• Dividends of investment income are typically declared and paid monthly • Short-term and long-term capital gains, if any, are typically declared and paid annually

Pyxis Dividend Equity Fund	• Dividends of investment income are typically declared and paid monthly • Short-term and long-term capital gains, if any, are typically declared and paid annually

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

FOR FUTURE REFERENCE

PYXIS FUNDS II

Supplement dated April 27, 2012 to

Pyxis Funds II Statement of Additional Information dated February 1, 2012

This Supplement provides new and additional information beyond that contained in the

Statement of Additional Information and should be read in conjunction with the

Statement of Additional Information.

Pyxis Alternative Income Fund

Pyxis Dividend Equity Fund

Dividends and Distributions

Effective immediately the fifth paragraph in the section titled “Dividends and Distributions” on page 70 of the Statement of Additional Information is amended and restated as follows:

Dividends attributable to the net investment income of the Alpha Trend Strategies Fund, Energy and Materials Fund, Premier Growth Equity Fund, U.S. Equity Fund, Small-Cap Equity Fund, Core America Equity Fund, Global Equity Fund, International Equity Fund, Total Return Fund and Trend Following Fund generally are declared and paid annually. Distributions of any net realized long-term and short-term capital gains earned by a Fund generally are declared and paid annually.

Effective immediately the following is inserted as the sixth paragraph in the section titled “Dividends and Distributions” on page 70 of the Statement of Additional Information:

Dividends attributable to the net investment income of the Alternative Income Fund and Dividend Equity Fund typically are declared and paid monthly. Distributions of any net realized long-term and short-term capital gains earned by a Fund generally are declared and paid annually.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE